CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues:
Operating revenues	$ 49,208	$ 626,733	$ 571,213
Operating costs and expenses:
General and administrative (including expenses to related parties of $52,213, $72,847 and $74,514 for the years ended December 31, 2020, 2019 and 2018, respectively)	(89,006)	(128,931)	(132,637)
Pre-opening costs (including expenses to related parties of $240, $32 and $152 for the years ended December 31, 2020, 2019 and 2018, respectively)	(201)	(2,567)	(4,550)
Amortization of land use right	(3,333)	(3,300)	(3,298)
Depreciation and amortization	(157,001)	(168,643)	(164,593)
Property charges and other (including expenses to related parties of $1,698 and $630 for the years ended December 31, 2020 and 2019, respectively)	(4,798)	(8,521)	(4,464)
Total operating costs and expenses	(329,136)	(448,737)	(433,351)
Operating (loss) income	(279,928)	177,996	137,862
Non-operating income (expenses):
Interest income	1,276	5,861	3,578
Interest expenses, net of amounts capitalized	(104,799)	(132,291)	(160,508)
Other financing costs	(421)	(416)	(419)
Foreign exchange (losses) gains, net	(3,434)	(3,975)	1,972
Other (expenses) income, net	(81)	430	(197)
Loss on extinguishment of debt	(18,716)	(2,995)	(2,489)
Costs associated with debt modification	0	(579)	0
Total non-operating expenses, net	(126,175)	(133,965)	(158,063)
(Loss) income before income tax	(406,103)	44,031	(20,201)
Income tax credit (expense)	1,011	(402)	(544)
Net (loss) income	(405,092)	43,629	(20,745)
Net loss (income) attributable to participation interest	83,466	(10,065)	(853)
Net (loss) income attributable to Studio City International Holdings Limited	$ (321,626)	$ 33,564	$ (21,598)
Net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share
Basic	$ (1.091)	$ 0.139	$ (0.113)
Diluted	$ (1.103)	$ 0.139	$ (0.113)
Weighted average Class A ordinary shares outstanding used in net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share calculation:
Basic	294,837,092	241,818,016	191,533,455
Diluted	367,348,852	241,818,016	191,533,455
Provision of Gaming Related Services [Member]
Operating revenues:
Operating revenues	$ (42,682)	$ 393,512	$ 339,924
Operating costs and expenses:
Cost of revenue	(26,993)	(24,179)	(20,263)
Rooms [Member]
Operating revenues:
Operating revenues	21,997	85,975	88,317
Operating costs and expenses:
Cost of revenue	(11,229)	(21,766)	(21,855)
Food and Beverage [Member]
Operating revenues:
Operating revenues	22,653	68,706	65,904
Operating costs and expenses:
Cost of revenue	(27,301)	(57,718)	(56,342)
Entertainment [Member]
Operating revenues:
Operating revenues	1,389	21,815	12,073
Operating costs and expenses:
Cost of revenue	(3,409)	(22,719)	(11,978)
Services Fee [Member]
Operating revenues:
Operating revenues	26,151	39,470	39,126
Mall [Member]
Operating revenues:
Operating revenues	17,008	14,844	22,298
Operating costs and expenses:
Cost of revenue	(4,661)	(8,658)	(10,960)
Retail and Other [Member]
Operating revenues:
Operating revenues	2,692	2,411	3,571
Operating costs and expenses:
Cost of revenue	$ (1,204)	$ (1,735)	$ (2,411)